UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2014 (Unaudited)

DWS Strategic Equity Long/Short Fund
	Shares	Value ($)
Long Positions 100.4%
Common Stocks 84.7%
Consumer Discretionary 19.9%
Auto Components 3.6%
American Axle & Manufacturing Holdings, Inc.* (a)	101,058	1,873,615
Faurecia	27,177	1,117,688
Goodyear Tire & Rubber Co. (a)	105,037	2,769,826
Koito Manufacturing Co., Ltd.	82,400	1,955,583

		7,716,712
Automobiles 0.4%
Volkswagen AG (Preferred)	2,966	788,405
Diversified Consumer Services 0.1%
LifeLock, Inc.*	15,000	168,300
Hotels, Restaurants & Leisure 2.7%
Aramark	200	5,276
Caesars Entertainment Corp.*	33,700	614,351
Domino's Pizza, Inc. (a)	20,800	1,506,960
McDonald's Corp.	12,100	1,227,303
Sands China Ltd.	65,600	478,486
SeaWorld Entertainment, Inc.	20,800	634,816
Wyndham Worldwide Corp.	17,936	1,326,009

		5,793,201
Household Durables 3.1%
Harman International Industries, Inc. (a)	58,140	6,106,444
Taylor Wimpey PLC	350,260	635,835

		6,742,279
Media 4.2%
CBS Corp. "B" (a)	28,474	1,697,335
Cineplex, Inc.	6,500	240,086
Comcast Corp. "A"	24,400	1,264,896
DISH Network Corp. "A"*	20,000	1,173,200
ITV PLC	129,620	395,647
Loral Space & Communications, Inc.*	8,600	622,124
Mediaset SpA*	69,775	344,502
Sirius XM Holdings, Inc.*	371,600	1,218,848
Tribune Co.*	7,600	601,920
Walt Disney Co. (a)	19,300	1,621,393

		9,179,951
Multiline Retail 0.9%
Dollar General Corp.* (a)	27,800	1,495,084
Don Quijote Holdings Co., Ltd.	7,900	465,619

		1,960,703
Specialty Retail 4.0%
CST Brands, Inc. (a)	35,400	1,170,678
Dick's Sporting Goods, Inc.	7,500	333,375
Emperor Watch & Jewellery Ltd.	2,940,000	212,358
Group 1 Automotive, Inc. (a)	18,220	1,466,710
Home Depot, Inc.	15,852	1,271,806
Sanrio Co., Ltd.	9,700	261,271
Signet Jewelers Ltd.	4,779	507,004
The Gap, Inc.	25,350	1,045,180
Tiffany & Co.	12,949	1,287,260
United Arrows Ltd.	19,000	787,623
Via Varejo SA (Units)*	39,000	414,668

		8,757,933
Textiles, Apparel & Luxury Goods 0.9%
Carter's, Inc.	200	14,426
Cie Financiere Richemont SA (Registered)	11,200	1,180,034
Coach, Inc.	13,457	547,834
Hermes International	800	283,535

		2,025,829
Consumer Staples 6.6%
Beverages 3.0%
AMBEV SA	134,000	948,641
Anheuser-Busch InBev NV (ADR)	10,300	1,132,176
Brown-Forman Corp. "B" (a)	22,228	2,059,868
Diageo PLC (ADR)	12,596	1,622,239
PepsiCo, Inc.	7,400	653,642

		6,416,566
Food & Staples Retailing 2.2%
Costco Wholesale Corp. (a)	18,000	2,088,360
Lenta Ltd. REG S, (GDR)*	13,002	156,024
SUPERVALU, Inc.*	59,600	445,212
Sysco Corp.	21,900	821,907
Wal-Mart Stores, Inc.	15,881	1,219,184

		4,730,687
Food Products 1.0%
Kellogg Co.	6,800	469,064
Lindt & Spruengli AG (Registered)	25	1,486,600
Oceana Group Ltd.	38,516	327,895

		2,283,559
Household Products 0.4%
Colgate-Palmolive Co.	12,200	834,480
Energy 11.1%
Energy Equipment & Services 7.9%
Baker Hughes, Inc. (a)	80,108	5,649,216
Cameron International Corp.* (a)	63,387	4,053,599
National Oilwell Varco, Inc.	7,600	622,212
Oil States International, Inc.* (a)	48,052	5,169,434
Technip SA	16,260	1,746,144

		17,240,605
Oil, Gas & Consumable Fuels 3.2%
Anadarko Petroleum Corp.	6,000	617,160
Atlas Energy LP	30,000	1,202,700
Cabot Oil & Gas Corp.	17,200	623,328
Denbury Resources, Inc.	35,100	592,839
Gulf Coast Ultra Deep Royalty Trust*	23,849	70,593
Kinder Morgan, Inc.	18,000	601,020
Linn Energy LLC	21,400	621,670
Matador Resources Co.*	600	14,928
Parsley Energy, Inc. "A"*	600	14,262
PBF Logistics LP*	300	8,025
QEP Resources, Inc.	23,200	741,008
SandRidge Energy, Inc.*	265,500	1,770,885

		6,878,418
Financials 11.4%
Capital Markets 1.4%
Daiwa Securities Group, Inc.	48,000	387,112
E*TRADE Financial Corp.*	35,900	731,283
KKR & Co. LP	40,700	925,111
Lazard Ltd. "A"	15,400	777,700
THL Credit, Inc.	20,711	275,456
		3,096,662
Commercial Banks 3.4%
China Construction Bank Corp. "H"	495,000	362,649
Chongqing Rural Commercial Bank "H"	736,000	339,855
Citigroup, Inc.	32,700	1,555,539
Erste Group Bank AG	22,416	778,882
JPMorgan Chase & Co.	11,300	627,941
Lloyds Banking Group PLC*	313,724	409,438
Mizuho Financial Group, Inc.	395,400	769,049
Piraeus Bank SA*	296,824	728,308
Wells Fargo & Co. (a)	33,000	1,675,740

		7,247,401
Consumer Finance 0.8%
Ally Financial, Inc.*	16,460	387,798
Navient Corp.*	59,055	933,069
SLM Corp.	55,700	479,577

		1,800,444
Diversified Financial Services 1.3%
GT Capital Holdings, Inc.	15,340	299,928
IntercontinentalExchange Group, Inc.	4,700	923,080
Moody's Corp. (a)	18,200	1,556,828

		2,779,836
Insurance 1.3%
American International Group, Inc.	34,100	1,843,787
Assured Guaranty Ltd.	12,600	307,692
Heritage Insurance Holdings, Inc.*	500	6,215
Insurance Australia Group Ltd.	120,511	667,314

		2,825,008
Real Estate Investment Trusts 1.3%
Chimera Investment Corp. (REIT)	390,900	1,231,335
Gaming and Leisure Properties, Inc. (REIT)	27,400	919,544
New Residential Investment Corp. (REIT)	58,600	371,524
Newcastle Investment Corp. (REIT)	64,300	309,926
Strategic Hotels & Resorts, Inc. (REIT)*	600	6,540

		2,838,869
Real Estate Management & Development 1.7%
Altisource Portfolio Solutions SA*	11,600	1,278,436
Daiwa House Industry Co., Ltd.	42,000	785,953
Gagfah SA*	36,772	613,038
Mitsubishi Estate Co., Ltd.	17,000	412,642
Realogy Holdings Corp.*	16,400	609,752

		3,699,821
Thrifts & Mortgage Finance 0.2%
Ocwen Financial Corp.*	14,700	515,529
Health Care 3.8%
Biotechnology 0.0%
BioCryst Pharmaceuticals, Inc.*	600	5,976
Health Care Equipment & Supplies 0.8%
Ansell Ltd.	35,511	636,180
Becton, Dickinson & Co.	9,200	1,082,840

		1,719,020
Health Care Providers & Services 1.2%
Brookdale Senior Living, Inc.*	800	26,608
Fresenius SE & Co. KGaA	8,006	1,194,469
McKesson Corp.	3,300	625,812
Mediclinic International Ltd.	101,889	808,196

		2,655,085
Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc.	5,300	619,623
Pharmaceuticals 1.5%
Actavis PLC*	5,800	1,226,932
Bayer AG (Registered)	7,695	1,112,930
Teva Pharmaceutical Industries Ltd. (ADR)	11,800	595,782
Zoetis, Inc.	13,100	402,170

		3,337,814
Industrials 14.9%
Aerospace & Defense 3.9%
Exelis, Inc. (a)	68,327	1,167,025
Rolls-Royce Holdings PLC*	35,373	616,639
Safran SA	23,984	1,627,660
TransDigm Group, Inc.	3,500	660,485
Triumph Group, Inc.	62,949	4,362,366

		8,434,175
Air Freight & Logistics 1.9%
FedEx Corp. (a)	14,305	2,062,209
United Parcel Service, Inc. "B" (a)	19,044	1,978,290

		4,040,499
Airlines 0.9%
American Airlines Group, Inc.*	10,400	417,664
Japan Airlines Co., Ltd.	15,900	829,361
United Continental Holdings, Inc.*	14,300	634,491

		1,881,516
Building Products 0.8%
Daikin Industries Ltd.	15,000	893,664
Fortune Brands Home & Security, Inc.	23,796	951,364

		1,845,028
Commercial Services & Supplies 0.3%
KAR Auction Services, Inc.	20,500	626,070
Electrical Equipment 1.1%
General Cable Corp. (a)	94,384	2,406,792
Sensata Technologies Holding NV*	300	12,867

		2,419,659
Industrial Conglomerates 0.4%
Alliance Global Group, Inc.	1,168,000	791,480
Machinery 4.0%
Allison Transmission Holdings, Inc.	34,600	1,071,562
Flowserve Corp.	2,200	162,228
Harsco Corp. (a)	67,058	1,809,225
Kurita Water Industries Ltd.	49,900	1,082,311
Pall Corp.	2,600	220,324
Rexnord Corp.*	900	23,013
Sulzer AG (Registered)	11,600	1,761,697
Timken Co.	19,400	1,245,868
Toro Co.	21,700	1,401,386

		8,777,614
Professional Services 0.2%
Nielsen NV	9,460	456,540
Road & Rail 1.3%
J.B. Hunt Transport Services, Inc.	6,247	485,142
Union Pacific Corp. (a)	11,600	2,311,532

		2,796,674
Trading Companies & Distributors 0.0%
HD Supply Holdings, Inc.*	700	18,389
Transportation Infrastructure 0.1%
BBA Aviation PLC	25,500	133,871
Information Technology 5.3%
Internet Software & Services 0.7%
eBay, Inc.*	17,700	897,921
Telecity Group PLC	53,583	638,590
TrueCar, Inc.*	600	6,576

		1,543,087
IT Services 2.7%
AtoS	17,292	1,553,368
Convergys Corp.	18,700	408,034
Itochu Techno-Solutions Corp.	38,500	1,584,627
MasterCard, Inc. "A" (a)	31,000	2,369,950

		5,915,979
Semiconductors & Semiconductor Equipment 0.6%
SunEdison Semiconductor Ltd.*	200	3,080
SunEdison, Inc.*	32,900	647,801
SunPower Corp.*	15,600	520,104

		1,170,985
Software 0.6%
Monitise PLC*	1,150,000	1,301,149
Technology Hardware, Storage & Peripherals Tecv 0.7%
Apple, Inc.	2,500	1,582,500
Materials 10.9%
Chemicals 6.3%
Airgas, Inc. (a)	3,137	333,526
Cytec Industries, Inc. (a)	19,791	1,966,236
Eastman Chemical Co.	11,200	988,512
Ecolab, Inc. (a)	16,300	1,779,797
Kuraray Co., Ltd.	134,500	1,613,207
Lanxess AG	300	21,331
Monsanto Co.	5,600	682,360
Taminco Corp.* (a)	67,697	1,442,623
The Sherwin-Williams Co.	9,300	1,902,873
W.R. Grace & Co.* (a)	31,200	2,872,896

		13,603,361
Construction Materials 0.5%
Anhui Conch Cement Co., Ltd. "H"	106,500	381,881
Caesarstone Sdot-Yam Ltd.	200	9,035
HeidelbergCement AG	9,275	798,798

		1,189,714
Containers & Packaging 3.6%
Nampak Ltd.	310,139	1,072,815
Owens-Illinois, Inc.* (a)	183,710	6,104,683
Pact Group Holdings Ltd.*	193,764	607,700

		7,785,198
Metals & Mining 0.5%
Anglo American PLC	24,138	589,705
Glencore PLC	107,936	585,012

		1,174,717
Telecommunication Services 0.3%
Diversified Telecommunication Services 0.3%
Vivendi SA	23,500	616,335
Utilities 0.5%
Independent Power & Renewable Eletricity Producers 0.2%
Infinis Energy PLC*	148,878	513,322
Water Utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	57,900	562,899

Total Common Stocks (Cost $179,043,963)		183,839,477
Cash Equivalents 15.7%
Central Cash Management Fund, 0.05% (b) (Cost $34,042,311)	34,042,311	34,042,311

	% of Net Assets	Value ($)

Total Long Positions (Cost $213,086,274) †	100.4	217,881,788
Other Assets and Liabilities, Net	36.0	78,209,973
Securities Sold Short	(36.4)	(79,033,,916)

Net Assets	100.0	217,057,845

†
The cost for federal income tax purposes was $213,086,274.  At May 31, 2014, net unrealized appreciation  for all securities based on tax cost was $4,795,514.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,516,808 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $721,294.

	Shares	Value ($)
Common Stocks Sold Short 36.4%
Consumer Discretionary 1.4%
Media 0.3%
British Sky Broadcasting Group PLC	38,354	567,350
Metropole Television SA	5,244	106,332

		673,682
Multiline Retail 0.4%
Takashimaya Co., Ltd.	92,000	902,829
Textiles, Apparel & Luxury Goods 0.7%
LVMH Moet Hennessy Louis Vuitton SA	4,097	815,105
Swatch Group AG (Bearer)	977	576,599

		1,391,704
Consumer Staples 0.6%
Food Products 0.6%
B&G Foods, Inc.	15,740	539,252
Danone SA	5,250	390,962
Want Want China Holdings Ltd.	249,000	345,577

		1,275,791
Energy 1.1%
Energy Equipment & Services 0.9%
FMC Technologies, Inc.	16,481	956,887
John Wood Group PLC	23,213	306,218
Technip SA	2,735	293,709
TGS Nopec Geophysical Co. ASA	12,327	401,696

		1,958,510
Oil, Gas & Consumable Fuels 0.2%
Inpex Corp.	31,600	455,686
Financials 0.2%
Commercial Banks 0.2%
Intesa Sanpaolo SpA	125,075	419,079
Industrials 2.9%
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	15,417	922,862
Airlines 0.4%
ANA Holdings, Inc.	379,000	826,503
Building Products 0.5%
LIXIL Group Corp.	42,700	1,105,250
Machinery 0.7%
Colfax Corp.	12,644	920,357
Deere & Co.	6,900	629,073

		1,549,430
Professional Services 0.2%
DKSH Holding AG	4,791	373,703
Trading Companies & Distributors 0.7%
Bunzl PLC	5,594	156,778
ITOCHU Corp.	89,100	1,052,920
MSC Industrial Direct Co., Inc. "A"	4,900	450,653

		1,660,351
Information Technology 0.3%
IT Services 0.3%
International Business Machines Corp.	2,100	387,156
Western Union Co.	24,900	402,633

		789,789
Materials 0.3%
Chemicals 0.3%
BASF SE	5,277	607,622
Telecommunication Services 0.2%
Diversified Telecommunication Services 0.2%
Telefonica Deutschland Holding AG	48,969	380,220

Utilities 0.2%
Multi-Utilities 0.2%
Centrica PLC	72,224	406,283

Total Common Stocks Sold Short (Proceeds $15,425,391)		15,699,294
Exchange-Traded Funds Sold Short 29.2%
Energy Select Sector SPDR Fund	28,909	2,754,449
Lyxor UCITS ETF Euro Stoxx 50	89,598	4,050,014
SPDR S&P 500 ETF Trust	182,100	35,077,923
SPDR S&P MidCap 400 ETF Trust	70,349	17,649,157
Vanguard FTSE Europe Fund	62,366	3,803,079

Total Exchange-Traded Funds Sold Short (Proceeds $61,678,209)		63,334,622

Total Positions Sold Short (Proceeds $77,103,600)		79,033,916

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
(a) All or a portion of these securities are pledged as collateral for short sales.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
FTSE: Financial Times and the London Stock Exchange
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
As of May 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	440,000	USD	601,040	11/21/2014	1,143	State Street Bank and Trust
EUR	204,817	USD	280,781	6/18/2014	1,593	State Street Bank and Trust
GBP	58,048	USD	97,440	6/18/2014	152	State Street Bank and Trust
EUR	440,000	USD	601,088	1/20/2015	1,090	State Street Bank and Trust
GBP	800,000	USD	1,350,285	6/19/2014	9,488	State Street Bank and Trust
JPY	407,971,070	USD	4,024,105	8/20/2014	14,543	State Street Bank and Trust
HKD	11,052,380	USD	1,425,891	8/20/2014	139	State Street Bank and Trust
ZAR	24,975,220	USD	2,350,198	8/20/2014	19,569	State Street Bank and Trust
GBP	2,534,180	USD	4,260,443	8/20/2014	15,208	State Street Bank and Trust
BRL	4,641,110	USD	2,040,651	8/20/2014	13,296	State Street Bank and Trust
CHF	2,346,570	USD	2,631,488	6/18/2014	10,692	State Street Bank and Trust
USD	33,425	GBP	20,000	6/19/2014	95	State Street Bank and Trust
Total unrealized appreciation					87,008

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	2,187,104	EUR	1,599,000	8/20/2014	(7,449)	State Street Bank and Trust
USD	177,736	ZAR	1,887,050	8/20/2014	(1,641)	State Street Bank and Trust
USD	1,050,319	EUR	770,000	11/24/2014	(490)	State Street Bank and Trust
EUR	790,000	USD	1,076,896	11/24/2014	(199)	State Street Bank and Trust
AUD	2,058,260	USD	1,892,129	8/20/2014	(13,093)	State Street Bank and Trust
EUR	482,690	USD	657,556	8/20/2014	(417)	State Street Bank and Trust
CAD	294,160	USD	269,891	8/20/2014	(886)	State Street Bank and Trust
USD	412,988	NOK	2,461,700	8/20/2014	(2,479)	State Street Bank and Trust
USD	971,590	CHF	865,900	8/20/2014	(3,850)	State Street Bank and Trust
Total unrealized depreciation					(30,504)

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(c)	$141,295,763	$42,543,714	$—	$183,839,477
Short-Term Investments	34,042,311	—	—	34,042,311
Derivatives(d)
Forward Foreign Currency Exchange Contracts	—	87,008	—	87,008
Total	$175,338,074	$42,630,722	$—	$217,968,796

Liabilities
Investments Sold Short, at Value(c)	$(5,208,873)	$(10,490,422)	$—	$(15,699,295)
Exchange-Traded Fund Sold Short	(63,334,622)	—	—	(63,334,622)
Derivatives(d)
Forward Foreign Currency Exchange Contracts	—	(30,504)	—	(30,504)
Total	$(68,543,495)	$(10,520,926)	$—	$(79,064,421)

There have been no transfers between fair value measurement levels during the period ended May 31, 2014.
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on futures contracts, total return swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$56,504

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Equity Long/Short Fund, a series of DWS Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2014